Intangible Assets - Summary of Carrying Value of Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 2,480	£ 2,145
Assessment & Qualifications [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,361	1,198
Virtual Learning [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	443	395
English Language Learning [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	259	153
Workforce Skills [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	348	223
Higher Education [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 69	68
Strategic Review [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		£ 108